Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating lease commitments
Rental and bandwidth leasing expenses	¥ 2,833,736	¥ 1,917,683	¥ 1,084,264
Future minimum lease payments under non-cancelable operating lease agreements with initial terms of one year or more
2017	2,084,480
2018	1,229,605
2019	807,807
2020	557,897
2021	284,530
2022 and thereafter	418,649
Total	5,382,968
Office and fulfillment centers rental
Future minimum lease payments under non-cancelable operating lease agreements with initial terms of one year or more
2017	1,821,161
2018	1,112,847
2019	708,482
2020	534,364
2021	283,150
2022 and thereafter	413,337
Total	4,873,341
Bandwidth leasing
Future minimum lease payments under non-cancelable operating lease agreements with initial terms of one year or more
2017	263,319
2018	116,758
2019	99,325
2020	23,533
2021	1,380
2022 and thereafter	5,312
Total	¥ 509,627